Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Total equity method investments	$ 6,199	$ 6,736	[1]
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments	171	162
YPL [Member]
Disclosure of associates [line items]
Total equity method investments	$ 6,028	$ 6,574

[1]	Amounts have been reclassified to reflect the current presentation.